Merger with Public Company - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 29, 2011
Merger agreement, shares Issued	18,666,733
Merger agreement, shares received in exchange	18,666,733
Merger agreement, shares exchange ratio			1
Share redeemed, aggregate consideration	$ 40,000
Merger related Professional fees paid	40,000
Consideration paid for former Stockholders of IAC and their attorney		$ 80,000